PROPERTY, PLANT AND EQUIPMENT PROPERTY, PLANT AND EQUIPMENT - Cost Model (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Utilities
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, revalued assets, at cost	$ 3,589	$ 3,407
Transport
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, revalued assets, at cost	7,349	1,741
Energy
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, revalued assets, at cost	7,646	4,189
Data Infrastructure
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, revalued assets, at cost	$ 1,043	$ 444